Alpine Global Consumer Growth Fund
Investment Objective
Alpine Global Consumer Growth Fund (the “Global Consumer Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpine Global Consumer Growth Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases	5.50%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpine Global Consumer Growth Fund Class A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Total Other Expenses	[1]	1.73%
Total Annual Fund Operating Expenses		2.98%
Fee Waiver and/or Expense Reimbursements		(1.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	[2]	1.60%
[1]	"Other Expenses" have been estimated for the current fiscal year.
[2]	Subject to an Expense Limitation and Reimbursement Agreement ("Agreement") effective September 27, 2011, the Adviser has agreed contractually to waive its fees and to absorb Class A expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the Fund's average net assets until at least February 28, 2013. The Agreement also states the Adviser may recoup from the Fund fees previously paid, waived or absorbed by the Adviser if such reimbursement is made within three years and does not cause the Operating Expenses of the Fund for any year to exceed the Expense Limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine Global Consumer Growth Fund Class A	704	1,298	1,916	3,575

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Global Consumer Fund invests, under normal circumstances, no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which are principally engaged in (i) the manufacture, supply and production of consumer-related products, (ii) the delivery of consumer services or (iii) the end market sale of those goods and services. These companies include, but are not limited to, food and beverage companies, apparel companies, retailers, communications providers, consumer products companies, electronics and software companies, and restaurants. The Fund typically will invest in securities with revenue or other growth prospects, but may also consider the relative valuation of an investment against that of other investments. In addition to common stocks, securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants. The Fund may invest a portion of its assets in shares of initial public offerings and may invest in issuers of any market capitalization. The Fund may borrow up to 10% of the value of its total assets for investment purposes.

The Global Consumer Fund pursues a flexible strategy of investing in companies throughout the world. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets (plus the amount of any borrowings for investment purposes) – unless market conditions are not deemed favorable by the investment adviser in which case the Fund would invest at least 30% of its net assets (plus the amount of any borrowings for investment purposes)) in the securities of issuers located outside of the United States, including in emerging markets, and will allocate its assets among issuers located in no less than three different countries, one of which may be the United States. In addition, under normal market conditions, the Fund maintains no less than 20% exposure to securities of U.S. issuers. The Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Selection Process

The portfolio managers’ investment strategy consists of individual company selection. The portfolio managers target investments spanning the consumer product/services value chain, from manufacturers, suppliers to end-market retailers. They typically look for companies with revenue growth prospects resulting from the company’s investment in consumer products and strategies.

The portfolio managers also may consider any or all the following factors in making investments:

•	Return on equity
•	Earnings per share (including expected future earnings)
•	Past growth rates
•	Profit margins
•	Dividend levels
•	Cash flow (including expected cash flows)

While the portfolio managers typically will invest in securities with revenue or other growth prospects, the portfolio managers may also consider the relative valuation of an investment against that of other investments.

Principal Investment Risks

Investment in the Global Consumer Fund, like any investment, is subject to certain risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money on an investment.

•	Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•	Initial Public Offerings (“IPOs”) Risk — IPOs may have a magnified impact on the performance of the Fund with a small asset base. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Sector Risk — Significant problems may affect a particular sector, and returns from that sector may be lower than returns from the overall stock market. Events that affect the consumer products/services sector will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests a substantial amount of its assets in the consumer product/services sector, the Fund’s performance largely depends on the general condition of that sector. The consumer product/services sector could be adversely affected by overall economic conditions, interest rates, competition, consumer confidence, disposable income, changes in demographics and consumer tastes, and legislative or regulatory changes. The prices of the securities of those issuers also may fluctuate widely in response to such events.

•	Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

Performance
As of the filing date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Alpine International Real Estate Equity Fund
Summary Section Alpine International Real Estate Equity Fund
Investment Objective
Alpine International Real Estate Equity Fund (the “International Fund”) seeks long-term capital growth.
Current income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpine International Real Estate Equity Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases	5.50%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alpine International Real Estate Equity Fund Class A
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses - Interest Expense	0.08%
Other Expenses - Miscellaneous Other Expenses	0.20%
Total Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.53%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine International Real Estate Equity Fund Class A	697	1,006	1,338	2,272

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2010, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of non-U.S. issuers located in at least three foreign countries which are (i) principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets The Fund pursues a flexible strategy of investing in companies throughout the world. However, it is anticipated that the International Fund will give particular consideration to investments in Western Europe, Australia, Canada, Japan, Hong Kong, Singapore, China, India and Brazil. Alpine Woods Capital Investors, LLC (the “Adviser”) defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies. The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. The Fund may invest in companies of any market capitalizations. The Fund may borrow up to 10% of the value of its total assets for investment purposes.

In managing the assets of the International Fund, the Adviser generally pursues a value oriented approach. It focuses on investments throughout the world and seeks to identify the equity securities of foreign companies which are trading at prices substantially below the underlying value of the real estate properties or revenues of the companies. The Adviser also considers other company fundamentals and the strength of a company’s management in making investment decisions, as well as economic, market and political conditions in the countries in which a company is located and operates. The International Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

Principal Investment Risks

Investment in the International Fund, like any investment, is subject to certain risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money on an investment.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•	Leverage Risk — The Fund may use leverage to purchase securities. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•	Real Estate-Linked Securities Market Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

•

Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•	Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

Performance

The following bar chart and table illustrates the risk of investing in the International Fund by showing how the Fund’s performance has varied from year-to-year. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The Class A Shares of the Fund have not yet been issued as of the date of this prospectus, and therefore no performance information is available. The historical performance of Institutional Class Shares (formerly known as Investor Class Shares) is used to calculate the performance for Class A Shares prior to their issuance. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Calendar Year Total Returns as of 12/31 Each Year Institutional Class Shares

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
63.76%	6/30/09	(42.33%)	12/31/08

Average Annual Total Returns Alpine International Real Estate Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	17.23%	0.08%	10.11%	6.49%	Feb. 01, 1989
Institutional Class - Return After Taxes on Distributions	16.32%	(0.66%)	9.40%	5.98%	Feb. 01, 1989
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	11.34%	(0.11%)	8.82%	5.65%	Feb. 01, 1989
S&P Developed (ex. U.S.) Property Total Return Index (reflects no deduction for fees, expenses or taxes)	18.09%	2.86%	9.83%		Feb. 01, 1989
MSCI EAFE (USD) Index (reflects no deduction for fees, expenses or taxes)	4.90%	(0.26%)	1.06%	2.45%	Feb. 01, 1989
Lipper International Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)	14.25%	1.71%	10.71%	6.49%	Feb. 01, 1989

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Alpine Realty Income & Growth Fund
Summary Section Alpine Realty Income & Growth Fund
Investment Objective
Alpine Realty Income & Growth Fund (the “Income & Growth Fund”) seeks a high level of current income. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpine Realty Income & Growth Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases	5.50%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alpine Realty Income & Growth Fund Class A
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses - Interest Expense	0.10%
Other Expenses - Miscellaneous Other Expenses	0.24%
Total Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.59%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine Realty Income & Growth Fund Class A	703	1,024	1,368	2,336

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2010, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Income & Growth Fund is a non-diversified investment portfolio that, under normal circumstances, invests 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investments trusts (“REITs”), real estate operating companies and homebuilders, and companies with substantial real estate holdings, such as hotel and entertainment companies. In addition to common stocks and REITs, securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants. The Fund may invest up to 35% of the value its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. The Fund may invest in companies of any market capitalizations. The Fund may borrow up to 10% of the value of its total assets for investment purposes.

In managing the assets of the Income & Growth Fund, Alpine Woods Capital Investors, LLC (the “Adviser”) invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth. The Income & Growth Fund also invests in debt securities which the Adviser believes offer attractive income streams, giving consideration to the creditworthiness of the issuer, maturity date and other factors, including industry sector and prevailing economic and market conditions. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. The Fund may invest in both investment grade and non-investment grade debt securities, with up to 15% of the value of its net assets in non-investment grade debt securities. In selecting investments, an important focus of the Adviser is to identify investment opportunities where dividends or interest payments are well supported by the underlying assets and earnings of a company. The Adviser will also emphasize investments in the equity securities of companies which it believes have the potential to grow their earnings at faster than normal rates and thus offer the potential for higher dividends and growth in the future.

The Income & Growth Fund is “non-diversified.” This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds.

Principal Investment Risks

Investment in the Income & Growth Fund, like any investment, is subject to certain risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money on an investment.

•	Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperforms the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•	Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

•	Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•	Leverage Risk — The Fund may use leverage to purchase securities. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Non-Diversified Fund Risk — Performance of a non-diversified fund may be more volatile than a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer.

•	Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•	Real Estate-Linked Securities Market Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

•	Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

Performance

The following bar chart and table illustrates the risk of investing in the Income & Growth Fund by showing how the Fund’s performance has varied from year-to-year. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The Class A Shares of the Fund have not yet been issued as of the date of this prospectus, and therefore no performance information is available. The historical performance of Institutional Class Shares (formerly known as Investor Class Shares) is used to calculate the performance for Class A Shares prior to their issuance. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Calendar Year Total Returns as of 12/31 Each Year Institutional Class Shares

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
41.78%	09/30/09	(42.18%)	12/31/08

Average Annual Total Returns Alpine Realty Income & Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	28.00%	(0.53%)	9.40%	10.86%	Dec. 29, 1998
Institutional Class - Return After Taxes on Distributions	25.99%	(2.44%)	7.28%	8.55%	Dec. 29, 1998
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	18.33%	(1.24%)	7.17%	8.34%	Dec. 29, 1998
Morgan Stanley REIT Index (reflects no deduction for fees, expenses or taxes)	28.48%	2.99%	10.57%	10.66%	Dec. 29, 1998
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	2.01%	Dec. 29, 1998
Lipper Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)	27.60%	1.91%	9.64%	10.07%	Dec. 29, 1998

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Alpine Emerging Markets Real Estate Fund
Summary Section Alpine Emerging Markets Real Estate Fund
Investment Objective
Alpine Emerging Markets Real Estate Fund (the “Emerging Markets Fund”) seeks capital appreciation.
Current income is a secondary objective
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpine Emerging Markets Real Estate Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases	5.50%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpine Emerging Markets Real Estate Fund Class A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Total Other Expenses		1.68%
Acquired Fund Fees and Expenses		0.13%
Total Annual Fund Operating Expenses		3.06%
Fee Waiver and/or Expense Reimbursements	[1]	(1.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements		1.73%
[1]	Subject to an Expense Limitation and Reimbursement Agreement ("Agreement") effective September 27, 2011, the Adviser has agreed contractually to waive its fees and to absorb Class A expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the Fund's average net assets until at least February 28, 2013. The Agreement also states the Adviser may recoup from the Fund fees previously paid, waived or absorbed by the Adviser if such reimbursement is made within three years and does not cause the Operating Expenses of the Fund for any year to exceed the Expense Limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine Emerging Markets Real Estate Fund Class A	716	1,325	1,957	3,650

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2010, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Emerging Markets Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the of U.S. and non-U.S. issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. In addition, the Emerging Markets Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located in emerging market countries. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Alpine Woods Capital Investors, LLC (the “Adviser”) defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. The Fund may invest in companies of all market capitalizations. The Fund may also invest in the securities of other investment companies. The Fund may borrow up to 10% of the value of its total assets for investment purposes.

Under normal market conditions, the Emerging Markets Fund will allocate its assets among issuers located in no less than three different countries, one of which may be the United States. The Emerging Markets Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

The issuers of securities in which the Emerging Markets Fund may invest include real estate investment trusts (and international equivalents) (collectively, “REITs”), real estate operating companies, construction companies and homebuilders, enterprises that provide real estate financing and also companies with substantial real estate holdings or substantial revenue generated by real estate holdings. The Emerging Markets Fund considers a company whose real estate holdings represent an estimated value of at least 50% of its assets or with at least 50% of its revenue generated by real estate holdings as having substantial real estate holdings or substantial revenue generated by real estate holdings. The securities in which the Emerging Markets Fund invests may be U.S. dollar denominated or non-U.S. dollar denominated.

The Emerging Markets Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates of participation, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock.

The Emerging Markets Fund’s research-driven investment strategy seeks to identify companies in emerging markets with the potential for capital appreciation through the different phases of the real estate cycle. In managing the assets of the Emerging Markets Fund, the Adviser generally pursues a value oriented approach. It focuses on investments throughout the world’s emerging markets and seeks to identify the equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or their revenues derived from real estate or real estate financings. The Adviser also considers other company fundamentals and the strength of a company’s management in making investment decisions, as well as economic, market and political conditions in the emerging market country in which a company is located and operates. The Emerging Markets Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the current stage of the real estate market cycle of the emerging market country in which it operates.

Principal Investment Risks

Investment in the Emerging Markets Fund, like any investment, is subject to certain risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money on an investment.

•	Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

•	Equity-Linked Security Risk — To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities. In addition, the Funds bear the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•	Leverage Risk — The Fund may use leverage to purchase securities. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Investment Company Risk — To the extent that the Fund invests in other investment companies, there will be some duplication of expenses because the Fund would bear its pro rata portion of such funds’ management fees and operational expenses.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•	Real Estate-Linked Securities Market Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

•	Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•	Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

Performance

The following bar chart and table illustrates the risk of investing in the Emerging Markets Fund. The information below illustrates how the Fund’s performance has varied and the risks of investing in the Fund by showing its highest and lowest quarterly returns. The Class A Shares of the Fund have not yet been issued as of the date of this prospectus, and therefore no performance information is available The historical performance of Institutional Class Shares (formerly known as Investor Class Shares) is used to calculate the performance for Class A Shares prior to their issuance. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Calendar Year Total Returns as of 12/31 Each Year Institutional Class Shares

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
28.96%	6/30/09	(7.10)%	6/30/10

Average Annual Total Returns Alpine Emerging Markets Real Estate Fund	1 Year	Since Inception	Inception Date
Institutional Class	21.45%	43.08%	Nov. 03, 2008
Institutional Class - Return After Taxes on Distributions	19.58%	40.05%	Nov. 03, 2008
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	15.18%	35.99%	Nov. 03, 2008
S&P Developed (ex. U.S.) Property Total Return Index (reflects no deduction for fees, expenses or taxes)	18.09%	26.48%	Nov. 03, 2008
EPRA/NAREIT Emerging Index (reflects no deduction for fees, expenses or taxes)	11.97%		Nov. 03, 2008
Lipper Global Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)	19.03%	24.89%	Nov. 03, 2008

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Alpine Global Infrastructure Fund
Summary Section Alpine Global Infrastructure Fund
Investment Objective
Alpine Global Infrastructure Fund (the “Infrastructure Fund”) seeks capital appreciation.
Current income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpine Global Infrastructure Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases	5.50%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpine Global Infrastructure Fund Class A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Total Other Expenses		2.03%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		3.30%
Fee Waiver and/or Expense Reimbursements		(1.68%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	[1]	1.62%
[1]	Subject to an Expense Limitation and Reimbursement Agreement ("Agreement") effective September 27, 2011, the Adviser has agreed contractually to waive its fees and to absorb Class A expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the Fund's average net assets until at least February 28, 2013. The Agreement also states the Adviser may recoup from the Fund fees previously paid, waived or absorbed by the Adviser if such reimbursement is made within three years and does not cause the Operating Expenses of the Fund for any year to exceed the Expense Limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine Global Infrastructure Fund Class A	706	1,362	2,040	3,840

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2010, the Fund’s portfolio turnover rate was 402% of the average value of its portfolio.

Principal Investment Strategies

The Infrastructure Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure-related issuers. An “infrastructure-related” issuer is an issuer at least 50% of the assets of which are infrastructure assets or 50% of its gross income or net profits are attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society. Examples of infrastructure assets include transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, sewage treatment plants, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing). The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. The Fund may also invest in the securities of other investment companies. The Fund may borrow up to 10% of the value of its total assets for investment purposes. Alpine Woods Capital Investors, LLC (the “Adviser”) expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Under normal market conditions, the Infrastructure Fund maintains no less than 40% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located outside of the United States and will allocate its assets among issuers located in no less than three different countries, one of which may be the United States. The Infrastructure Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.

Principal Investment Risks

Investment in the Infrastructure Fund, like any investment, is subject to certain risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money on an investment.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Additionally, foreign securities also involve currency fluctuation risk, possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Infrastructure-Related Investment Risk — Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs and the costs associated with environmental and other regulations.

•	Investment Company Risk — To the extent that the Fund invests in other investment companies, there will be some duplication of expenses because the Fund would bear its pro rata portion of such funds’ management fees and operational expenses.

•	Leverage Risk — The Fund may use leverage to purchase securities. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•	Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

Performance

The following bar chart and table illustrates the risk of investing in the Infrastructure Fund. The information below illustrates how the Fund’s performance has varied and the risks of investing in the Fund by showing its highest and lowest quarterly returns. The Class A Shares of the Fund have not yet been issued as of the date of this prospectus, and therefore no performance information is available. The historical performance of Institutional Class Shares (formerly known as Investor Class Shares) is used to calculate the performance for Class A Shares prior to their issuance. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Calendar Year Total Returns as of 12/31 Each Year Institutional Class Shares

During the periods shown in the Chart for the Fund

Best Quarter		Worst Quarter
20.62%	06/30/09	(11.59%)	03/31/09

Average Annual Total Returns Alpine Global Infrastructure Fund	1 Year	Since Inception	Inception Date
Institutional Class	18.78%	30.73%	Nov. 03, 2008
Institutional Class - Return After Taxes on Distributions	16.81%	28.21%	Nov. 03, 2008
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	13.15%	25.40%	Nov. 03, 2008
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	5.77%	14.51%	Nov. 03, 2008
Lipper Specialty/Miscellaneous Funds Average (reflects no deduction for fees, expenses or taxes)	10.26%	20.99%	Nov. 03, 2008

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.